SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
	December 31,	December 31,	December 31,
	2019	2018	2017

Cash paid during the period for:
Interest	$—	$—	$1,008
Income taxes	$—	$—	$—

        There were no significant non-cash transactions during the years ended December 31, 2019, 2018, or 2017.